UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4625

Midas Special Equities Fund, Inc.

(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY (Address of principal executive offices)	10005 (Zip code)

Thomas B. Winmill, President
Midas Special Equities Fund, Inc.
11 Hanover Square, 12th Floor
New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

Item 1. Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value
Common Stocks - 50.53%
Cigarettes - 4.80%
Reynolds American, Inc.	9,100	$ 755,482

Fire, Marine & Casualty Insurance - 18.21%
Berkshire Hathaway Inc. Class B (a)	1,050	2,867,550

Hotels & Motels - 13.47%
Hilton Hotels Corp.	95,000	2,120,400

Radio & TV Broadcasting & Communications Equipment - 5.28%
Motorola, Inc.	37,600	830,584

Retail - Department Stores - 4.27%
Sears Holdings Corp. (a)	5,400	671,868

Retail-Lumber & Other Building Materials Dealers - 4.50%
Home Depot, Inc.	18,600	709,404

TOTAL COMMON STOCKS (Cost $5,696,490)		7,955,288

Short Term Investments - 50.15%	Par Value

State Street Repurchase Agreement, 10/03/2005 (Collateralized by $5,675,000 U.S. Treasury Bond, 8%, 11/15/2021, value $8,058,500)	$ 7,896,186	7,896,186

TOTAL SHORT TERM INVESTMENTS (Cost $7,896,186)		7,896,186

TOTAL INVESTMENTS (Cost $13,592,676) - 100.68%		$ 15,851,474

Liabilities in excess of cash & other assets - (0.68)%		(107,025)

TOTAL NET ASSETS - 100.00%		$ 15,744,449

(a) Non-income producing
Tax Related
Unrealized appreciation		$ 2,413,971
Unrealized depreciation		(155,173)

Net unrealized appreciation		$ 2,258,798

Aggregate cost of securities for income tax purposes		$ 13,592,676

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS SPECIAL EQUITIES FUND, INC.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 22, 2005

By:/s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 22, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)